Business Developments (Pro Forma Statements of Income Related to Acquisition of DVB Bank SE's Aviation Finance Division (Unaudited)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Statement of income data:
Net interest income	¥ 2,242,799	¥ 2,295,398	¥ 2,230,261
Non-interest income—Total	1,875,695	1,595,244	1,935,091
Net income attributable to Mitsubishi UFJ Financial Group	305,955	718,645	¥ 1,228,160
MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member] | Pro Forma [Member]
Statement of income data:
Net interest income	4,868	4,825
Non-interest income—Total	430	430
Net income attributable to Mitsubishi UFJ Financial Group	¥ 77	¥ 48